UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-573-A

07/25

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-575-C

07/25

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1020-F

07/25

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8953-F3

07/25

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-577-I

07/25

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	1.09%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-576-P

07/25

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.24%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1090-R2

07/25

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.14%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2064-R3

07/25

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.89%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8715-R4

07/25

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.64%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8747-R5

07/25

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$4,214,173,800
# of Portfolio Holdings	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$10,797,636

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.06%
Consumer Staples	9.42%
Energy	4.66%
Financials	20.63%
Health Care	10.41%
Industrials	7.62%
Information Technology	30.17%
Materials	5.43%
Utilities	4.04%
Repurchase Agreements	1.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8779-R6

07/25

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-260-A

07/25

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-680-C

07/25

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1021-F

07/25

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.62%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8957-F3

07/25

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-692-I

07/25

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	1.16%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-606-P

07/25

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.31%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1091-R2

07/25

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.21%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2065-R3

07/25

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.96%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8716-R4

07/25

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.71%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8748-R5

07/25

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$591,241,825
# of Portfolio Holdings	67
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,313,468

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.24%
Consumer Discretionary	15.45%
Consumer Staples	1.74%
Energy	0.89%
Financials	11.14%
Health Care	8.67%
Industrials	15.80%
Information Technology	30.70%
Repurchase Agreements	4.37%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8780-R6

07/25

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.22%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-261-A

07/25

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.97%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-674-C

07/25

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$49	1.07%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1023-F

07/25

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$41	0.89%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8960-F3

07/25

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.97%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-687-I

07/25

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	1.42%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-605-P

07/25

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.57%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1093-R2

07/25

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	1.47%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2067-R3

07/25

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.22%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8717-R4

07/25

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.97%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8749-R5

07/25

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.89%

Key Fund Statistics

 (as of May 31, 2025)

Total Net Assets	$350,260,351
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,395,210

What did the Fund invest in?

(as of May 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.81%
Consumer Discretionary	4.77%
Consumer Staples	4.26%
Energy	6.55%
Financials	27.31%
Health Care	5.25%
Industrials	20.81%
Information Technology	15.27%
Materials	4.30%
Real Estate	5.63%
Utilities	1.89%
Repurchase Agreements	1.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8781-R6

07/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Dividend Growth Fund

4	Growth Opportunities Fund

7	Small Cap Value Fund

10	Statements of Assets and Liabilities (Item 7)

12	Statements of Operations (Item 7)

14	Statements of Changes in Net Assets (Item 7)

16	Financial Highlights (Item 7)

28	Notes to Financial Statements (Item 7)

42	Changes in and Disagreements with Accountants (Item 8)

42	Proxy Disclosures (Item 9)

42	Remuneration Paid to Directors, Officers, and Others (Item 10)

42	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.36%

COMMON STOCKS 98.36%

Aerospace & Defense 1.23%
Northrop Grumman Corp.	106,769	$51,758,408

Banks 6.40%
Bank of America Corp.	1,500,699	66,225,847
JPMorgan Chase & Co.	527,906	139,367,184
Wells Fargo & Co.	855,169	63,949,538
Total		269,542,569

Beverages 1.80%
Coca-Cola Co.	1,051,068	75,782,003

Biotechnology 1.50%
AbbVie, Inc.	338,745	63,043,832

Building Products 0.79%
Allegion PLC (Ireland)(a)	232,391	33,162,196

Capital Markets 7.62%
Ameriprise Financial, Inc.	59,961	30,534,540
ARES Management Corp. Class A	202,505	33,514,577
Charles Schwab Corp.	1,199,855	105,995,191
Morgan Stanley	674,513	86,357,899
S&P Global, Inc.	125,944	64,591,640
Total		320,993,847

Chemicals 2.79%
Linde PLC	151,538	70,856,138
Sherwin-Williams Co.	130,445	46,804,970
Total		117,661,108

Commercial Services & Supplies 0.52%
Cintas Corp.	96,131	21,773,672

Construction Materials 1.90%
CRH PLC	879,017	80,131,190

Consumer Staples Distribution & Retail 4.40%
Costco Wholesale Corp.	61,245	63,705,824
Walmart, Inc.	1,232,578	121,680,100
Total		185,385,924
Investments	Shares	Fair Value
Distributors 0.46%
Pool Corp.	63,860	$19,195,677

Electric: Utilities 2.54%
Entergy Corp.	699,588	58,261,689
NextEra Energy, Inc.	692,152	48,893,617
Total		107,155,306

Financial Services 2.70%
Mastercard, Inc. Class A	194,442	113,865,235

Ground Transportation 1.27%
Old Dominion Freight Line, Inc.	334,990	53,655,348

Health Care Equipment & Supplies 3.81%
Abbott Laboratories	736,205	98,342,264
Stryker Corp.	162,648	62,235,631
Total		160,577,895

Health Care Providers & Services 0.55%
UnitedHealth Group, Inc.	76,956	23,233,786

Hotels, Restaurants & Leisure 1.45%
McDonald’s Corp.	194,796	61,136,725

Information Technology Services 1.08%
Accenture PLC Class A (Ireland)(a)	143,709	45,529,885

Insurance 3.90%
Arthur J Gallagher & Co.	281,121	97,672,680
Chubb Ltd. (Switzerland)(a)	224,370	66,682,764
Total		164,355,444

Life Sciences Tools & Services 0.74%
Danaher Corp.	163,095	30,971,740

Machinery 2.14%
Parker-Hannifin Corp.	135,527	90,084,797

Metals & Mining 0.73%
Steel Dynamics, Inc.	251,257	30,922,199

Multi-Utilities 1.49%
CMS Energy Corp.	893,490	62,749,803

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 4.65%
Enbridge, Inc. (Canada)(a)	1,879,994	$87,382,121
Exxon Mobil Corp.	1,063,114	108,756,562
Total		196,138,683

Pharmaceuticals 3.81%
Eli Lilly & Co.	103,636	76,449,168
Johnson & Johnson	541,201	83,999,807
Total		160,448,975

Professional Services 0.74%
Verisk Analytics, Inc.	99,921	31,389,183

Semiconductors & Semiconductor Equipment 13.89%
Analog Devices, Inc.	277,803	59,444,286
Broadcom, Inc.	774,517	187,487,330
Lam Research Corp.	731,430	59,092,230
NVIDIA Corp.	1,521,272	205,569,485
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	382,414	73,928,275
Total		585,521,606

Software 12.22%
Microsoft Corp.	791,566	364,405,324
Oracle Corp.	354,037	58,603,744
Roper Technologies, Inc.	87,221	49,739,520
SAP SE ADR	139,434	42,228,981
Total		514,977,569

Specialty Retail 4.15%
Home Depot, Inc.	107,778	39,693,560
Lowe’s Cos., Inc.	243,628	54,994,148
TJX Cos., Inc.	633,315	80,367,674
Total		175,055,382

Technology Hardware, Storage & Peripherals 2.95%
Apple, Inc.	619,395	124,405,486
Investments	Shares	Fair Value
Tobacco 3.21%
Philip Morris International, Inc.	749,952	$135,433,832

Trading Companies & Distributors 0.93%
Watsco, Inc.	88,491	39,251,953
Total Common Stocks (cost $2,691,095,528)		4,145,291,258

	Principal Amount

SHORT-TERM INVESTMENTS 1.56%

Repurchase Agreements 1.56%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $68,860,000 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $67,006,386; proceeds: $65,714,291 (cost $65,692,393)	$65,692,393	65,692,393
Total Investments in Securities 99.92% (cost $2,756,787,921)		4,210,983,651
Other Assets and Liabilities – Net 0.08%		3,190,149
Net Assets 100.00%		$4,214,173,800

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,145,291,258	$–	$–	$4,145,291,258
Short-Term Investments
Repurchase Agreements	–	65,692,393	–	65,692,393
Total	$4,145,291,258	$65,692,393	$–	$4,210,983,651

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.69%

COMMON STOCKS 95.69%

Aerospace & Defense 7.52%
Axon Enterprise, Inc.*	30,472	$22,864,970
Curtiss-Wright Corp.	7,338	3,229,527
Howmet Aerospace, Inc.	46,747	7,941,848
Loar Holdings, Inc.*	44,752	3,895,661
TransDigm Group, Inc.	4,455	6,541,856
Total		44,473,862

Biotechnology 3.42%
Argenx SE ADR*	7,601	4,357,349
Insmed, Inc.*	76,525	5,336,088
Natera, Inc.*	66,584	10,502,295
Total		20,195,732

Broadline Retail 1.61%
MercadoLibre, Inc. (Uruguay)*(a)	3,724	9,545,692

Building Products 0.77%
Trane Technologies PLC (Ireland)(a)	10,550	4,539,348

Capital Markets 7.95%
ARES Management Corp. Class A	37,263	6,167,026
Coinbase Global, Inc. Class A*	19,350	4,772,097
Evercore, Inc. Class A	19,518	4,518,222
Interactive Brokers Group, Inc. Class A	29,426	6,170,044
Piper Sandler Cos.	11,671	2,934,673
Raymond James Financial, Inc.	35,901	5,276,729
Robinhood Markets, Inc. Class A*	127,837	8,456,418
Tradeweb Markets, Inc. Class A	60,241	8,701,812
Total		46,997,021
Investments	Shares	Fair Value
Construction & Engineering 5.40%
Comfort Systems USA, Inc.	21,262	$10,168,126
EMCOR Group, Inc.	20,262	9,560,827
MasTec, Inc.*	38,707	6,035,583
Quanta Services, Inc.	17,999	6,165,738
Total		31,930,274

Consumer Staples Distribution & Retail 1.74%
BJ’s Wholesale Club Holdings, Inc.*	38,226	4,327,566
Maplebear, Inc.*	130,354	5,953,267
Total		10,280,833

Diversified Consumer Services 3.60%
Duolingo, Inc.*	26,830	13,941,136
Stride, Inc.*	48,449	7,334,694
Total		21,275,830

Electrical Equipment 1.39%
Vertiv Holdings Co. Class A	76,261	8,230,850

Entertainment 9.40%
Liberty Media Corp.- Liberty Formula One Class A*	52,251	4,604,358
Live Nation Entertainment, Inc.*	64,818	8,892,382
Sea Ltd. ADR*	82,747	13,270,136
Spotify Technology SA (Sweden)*(a)	24,335	16,186,182
Take-Two Interactive Software, Inc.*	28,186	6,377,928
TKO Group Holdings, Inc.	39,509	6,234,915
Total		55,565,901

Financial Services 3.20%
Affirm Holdings, Inc.*	134,344	6,972,454
Toast, Inc. Class A*	283,370	11,952,546
Total		18,925,000

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 3.27%
Insulet Corp.*	42,827	$13,920,060
Penumbra, Inc.*	20,246	5,405,074
Total		19,325,134

Health Care Technology 1.98%
Doximity, Inc. Class A*	58,969	3,071,695
Veeva Systems, Inc. Class A*	30,969	8,662,029
Total		11,733,724

Hotels, Restaurants & Leisure 4.57%
Cava Group, Inc.*	55,121	4,479,684
DoorDash, Inc. Class A*	70,110	14,628,451
Royal Caribbean Cruises Ltd.	30,701	7,889,236
Total		26,997,371

Information Technology Services 2.91%
Cloudflare, Inc. Class A*	103,611	17,188,029

Interactive Media & Services 1.85%
Reddit, Inc. Class A*	97,362	10,938,621

Machinery 0.73%
Crane Co.	25,232	4,324,765

Oil, Gas & Consumable Fuels 0.89%
Cheniere Energy, Inc.	22,215	5,264,733

Semiconductors & Semiconductor Equipment 2.74%
Astera Labs, Inc.*	139,499	12,655,349
Nova Ltd. (Israel)*(a)	16,659	3,558,696
Total		16,214,045

Software 24.45%
AppLovin Corp. Class A*	57,027	22,411,611
Aurora Innovation, Inc.*	350,932	2,126,648
CyberArk Software Ltd. (Israel)*(a)	38,500	14,737,030
Docusign, Inc.*	76,368	6,766,969
Gitlab, Inc. Class A*	96,142	4,375,422
Guidewire Software, Inc.*	51,415	11,055,253
Investments	Shares	Fair Value
Software (continued)
HubSpot, Inc.*	16,767	$9,890,853
Klaviyo, Inc. Class A*	192,711	6,552,174
Monday.com Ltd. (Israel)*(a)	24,963	7,426,243
Nutanix, Inc. Class A*	73,255	5,617,926
Palantir Technologies, Inc. Class A*	305,492	40,257,736
Rubrik, Inc. Class A*	36,158	3,447,665
Samsara, Inc. Class A*	119,019	5,539,144
Tyler Technologies, Inc.*	7,544	4,352,813
Total		144,557,487

Specialty Retail 4.57%
Carvana Co.*	63,124	20,651,648
Chewy, Inc. Class A*	140,294	6,348,303
Total		26,999,951

Technology Hardware, Storage & Peripherals 0.62%
Pure Storage, Inc. Class A*	68,788	3,686,349

Textiles, Apparel & Luxury Goods 1.11%
On Holding AG Class A (Switzerland)*(a)	110,792	6,579,937
Total Common Stocks (cost $385,204,003)		565,770,489

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.37%

Repurchase Agreements 4.37%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $27,062,000 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $26,333,542; proceeds: $25,825,722 (cost $25,817,117)	$25,817,117	$25,817,117
Total Investments in Securities 100.06% (cost $411,021,120)		591,587,606
Other Assets and Liabilities – Net (0.06)%		(345,781)
Net Assets 100.00%		$591,241,825

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$565,770,489	$–	$–	$565,770,489
Short-Term Investments
Repurchase Agreements	–	25,817,117	–	25,817,117
Total	$565,770,489	$25,817,117	$–	$591,587,606

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.93%

COMMON STOCKS 98.93%

Aerospace & Defense 1.82%
Leonardo DRS, Inc.	150,817	$6,379,559

Air Freight & Logistics 0.59%
Radiant Logistics, Inc.*	350,717	2,083,259

Banks 17.08%
Axos Financial, Inc.*	68,599	4,770,374
Bancorp, Inc.*	126,455	6,461,851
Bank of Hawaii Corp.	67,221	4,470,869
First BanCorp	390,326	7,798,713
Heritage Financial Corp.	320,618	7,496,049
Prosperity Bancshares, Inc.	110,057	7,665,470
Seacoast Banking Corp. of Florida	208,033	5,373,492
Wintrust Financial Corp.	69,149	8,257,082
WSFS Financial Corp.	142,158	7,518,737
Total		59,812,637

Building Products 1.58%
Griffon Corp.	80,484	5,533,275

Capital Markets 3.40%
Bridge Investment Group Holdings, Inc. Class A	717,499	6,600,991
Moelis & Co. Class A	93,208	5,323,109
Total		11,924,100

Chemicals 4.31%
Avient Corp.	156,690	5,661,210
Element Solutions, Inc.	228,662	4,888,793
HB Fuller Co.	81,211	4,533,198
Total		15,083,201

Commercial Services & Supplies 1.62%
Brady Corp. Class A	81,291	5,671,673

Construction & Engineering 4.15%
Arcosa, Inc.	66,685	5,752,915
Everus Construction Group, Inc.*	151,745	8,787,553
Total		14,540,468
Investments	Shares	Fair Value
Consumer Finance 1.71%
FirstCash Holdings, Inc.	46,724	$5,976,467

Consumer Staples Distribution & Retail 0.77%
PriceSmart, Inc.	25,118	2,712,242

Electric: Utilities 1.89%
IDACORP, Inc.	55,725	6,628,489

Electronic Equipment, Instruments & Components 10.28%
Advanced Energy Industries, Inc.	62,348	7,156,303
Belden, Inc.	55,140	5,855,868
Crane NXT Co.	83,248	4,462,925
Littelfuse, Inc.	24,469	5,017,613
Mirion Technologies, Inc.*	354,600	6,772,860
Vishay Precision Group, Inc.*	262,084	6,740,801
Total		36,006,370

Energy Equipment & Services 0.71%
Liberty Energy, Inc.	215,601	2,498,816

Food Products 3.49%
Lancaster Colony Corp.	37,521	6,281,015
Simply Good Foods Co.*	172,408	5,949,800
Total		12,230,815

Ground Transportation 1.50%
Landstar System, Inc.	38,384	5,267,052

Health Care Equipment & Supplies 2.62%
Integer Holdings Corp.*	48,176	5,721,382
Integra LifeSciences Holdings Corp.*	274,278	3,472,359
Total		9,193,741

Health Care Providers & Services 1.51%
Addus HomeCare Corp.*	47,729	5,293,623

Industrial REITS 1.57%
STAG Industrial, Inc.	154,418	5,494,192

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2025

Investments	Shares	Fair Value
Insurance 5.15%
Kemper Corp.	125,021	$7,967,588
TWFG, Inc.*	89,699	3,140,362
White Mountains Insurance Group Ltd.	3,878	6,921,455
Total		18,029,405

Interactive Media & Services 1.23%
Cars.com, Inc.*	419,618	4,301,085

Leisure Products 3.57%
Acushnet Holdings Corp.	76,982	5,253,252
Brunswick Corp.	105,170	5,323,705
YETI Holdings, Inc.*	62,528	1,910,856
Total		12,487,813

Life Sciences Tools & Services 1.12%
Azenta, Inc.*	146,573	3,916,431

Machinery 4.01%
Crane Co.	29,695	5,089,723
Worthington Enterprises, Inc.	151,739	8,938,945
Total		14,028,668

Media 1.59%
Criteo SA ADR*	218,268	5,557,103

Oil, Gas & Consumable Fuels 5.85%
Gulfport Energy Corp.*	31,677	6,066,146
MEG Energy Corp.(a)	409,210	7,162,330
Northern Oil & Gas, Inc.	272,635	7,246,638
Total		20,475,114

Professional Services 2.10%
Genpact Ltd.	170,689	7,348,161

Real Estate Management & Development 3.00%
Cushman & Wakefield PLC*	685,333	6,873,890
Marcus & Millichap, Inc.	126,707	3,650,429
Total		10,524,319
Investments	Shares	Fair Value
Retail REITS 1.06%
Phillips Edison & Co., Inc.	104,481	$3,704,896

Semiconductors & Semiconductor Equipment 3.35%
Nova Ltd. (Israel)*(b)	17,586	3,756,721
Silicon Motion Technology Corp. ADR	130,079	7,960,835
Total		11,717,556

Software 1.65%
Commvault Systems, Inc.*	31,642	5,795,232

Textiles, Apparel & Luxury Goods 1.20%
Samsonite Group SA†(a)	2,242,351	4,214,071

Trading Companies & Distributors 3.45%
GMS, Inc.*	70,002	5,301,252
MRC Global, Inc.*	546,515	6,782,251
Total		12,083,503
Total Common Stocks (cost $322,166,944)		346,513,336

	Principal Amount

SHORT-TERM INVESTMENTS 1.16%

Repurchase Agreements 1.16%
Repurchase Agreement dated 5/30/2025, 4.000% due 6/2/2025 with Fixed Income Clearing Corp. collateralized by $4,033,700 of U.S. Treasury Note at 4.250% due 11/30/2026; value: $4,130,000; proceeds: $4,050,320 (cost $4,048,971)	$4,048,971	4,048,971
Total Investments in Securities 100.09% (cost $326,215,915)		350,562,307
Other Assets and Liabilities – Net (0.09)%		(301,956)
Net Assets 100.00%		$350,260,351

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2025

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2025, the total value of Rule 144A securities was $4,214,071, which represents 1.20% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$4,214,071	$–	$4,214,071
Remaining Industries	342,299,265	–	–	342,299,265
Short-Term Investments
Repurchase Agreements	–	4,048,971	–	4,048,971
Total	$342,299,265	$8,263,042	$–	$350,562,307

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities (unaudited)

May 31, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,756,787,921	$411,021,120	$326,215,915
Investments in securities, at fair value	$4,210,983,651	$591,587,606	$350,562,307
Cash	53	–	2
Receivables:
Interest and dividends	5,605,530	45,445	361,037
Capital shares sold	2,762,110	405,189	30,313
From advisor (See Note 3)	5,152	73,363	–
Securities lending income	–	250	676
Prepaid expenses and other assets	90,716	116,025	73,441
Total assets	4,219,447,212	592,227,878	351,027,776
LIABILITIES:
Payables:
Capital shares reacquired	1,931,566	305,587	137,335
Management fee	1,830,757	312,578	222,456
12b-1 distribution plan	630,112	93,763	61,034
Directors’ fees	333,897	81,752	167,173
Fund administration	141,130	19,236	11,864
Accrued expenses	405,950	173,137	167,563
Total liabilities	5,273,412	986,053	767,425
Commitments and contingent liabilities	–	–	–
NET ASSETS	$4,214,173,800	$591,241,825	$350,260,351
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,617,752,273	$423,854,395	$307,206,076
Total distributable earnings (loss)	1,596,421,527	167,387,430	43,054,275
Net Assets	$4,214,173,800	$591,241,825	$350,260,351

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Net Assets by class:
Class A Shares	$2,630,087,067	$376,682,371	$162,991,039
Class C Shares	$119,514,810	$7,367,976	$2,183,280
Class F Shares	$58,492,029	$4,616,523	$2,190,074
Class F3 Shares	$373,355,132	$87,835,965	$26,754,774
Class I Shares	$988,622,945	$87,190,691	$138,169,580
Class P Shares	$1,120,815	$3,129,123	$7,752,126
Class R2 Shares	$1,127,235	$430,991	$799,931
Class R3 Shares	$14,419,744	$11,544,443	$2,634,928
Class R4 Shares	$4,682,492	$1,529,521	$473,230
Class R5 Shares	$872,688	$14,253	$267,450
Class R6 Shares	$21,878,843	$10,899,968	$6,043,939
Outstanding shares by class:
Class A Shares (538.13, 198 and 378 million shares of common stock authorized, $.001 par value)	114,318,879	14,347,544	11,849,078
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	5,297,299	497,051	1,278,737
Class F Shares (144.38, 66 and 63 million shares of common stock authorized, $.001 par value)	2,518,759	163,603	156,641
Class F3 Shares (88.13, 66 and 63 million shares of common stock authorized, $.001 par value)	15,855,416	2,673,675	1,396,302
Class I Shares (144.38, 131 and 315 million shares of common stock authorized, $.001 par value)	42,362,924	2,688,010	7,306,350
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	48,320	126,105	629,746
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	48,298	18,276	67,029
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	631,249	470,134	212,785
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	203,758	58,256	34,292
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	37,412	439	14,117
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	929,478	331,884	315,559
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$23.01	$26.25	$13.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75% and 5.75%, respectively)	$24.41	$27.85	$14.60
Class C Shares-Net asset value	$22.56	$14.82	$ 1.71
Class F Shares-Net asset value	$23.22	$28.22	$13.98
Class F3 Shares-Net asset value	$23.55	$32.85	$19.16
Class I Shares-Net asset value	$23.34	$32.44	$18.91
Class P Shares-Net asset value	$23.20	$24.81	$12.31
Class R2 Shares-Net asset value	$23.34	$23.58	$11.93
Class R3 Shares-Net asset value	$22.84	$24.56	$12.38
Class R4 Shares-Net asset value	$22.98	$26.26	$13.80
Class R5 Shares-Net asset value	$23.33	$32.48	$18.94
Class R6 Shares-Net asset value	$23.54	$32.84	$19.15

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	11

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $469,088, $0 and $21,739, respectively)	$32,209,674	$445,223	$2,450,464
Securities lending net income	28	6,071	666
Interest and other	791,731	221,054	59,198
Total investment income	33,001,433	672,348	2,510,328
Expenses:
Management fee	10,797,636	1,730,982	1,395,210
12b-1 distribution plan–Class A	3,272,125	457,865	221,616
12b-1 distribution plan–Class C	626,462	37,253	12,905
12b-1 distribution plan–Class F	31,155	2,221	1,184
12b-1 distribution plan–Class P	2,543	6,883	18,682
12b-1 distribution plan–Class R2	3,337	1,201	2,430
12b-1 distribution plan–Class R3	36,113	27,414	6,081
12b-1 distribution plan–Class R4	6,890	2,140	619
Shareholder servicing	1,103,954	250,888	159,614
Fund administration	832,594	106,522	74,411
Registration	99,614	78,015	73,449
Reports to shareholders	99,459	25,691	15,448
Directors’ fees	73,610	8,970	6,999
Professional	44,480	27,475	25,067
Custody	19,749	3,738	3,925
Other	79,268	39,103	33,442
Gross expenses	17,128,989	2,806,361	2,051,082
Fees waived and expenses reimbursed (See Note 3)	(50,904)	(421,252)	(3,925)
Net expenses	17,078,085	2,385,109	2,047,157
Net investment income (loss)	15,923,348	(1,712,761)	463,171
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	150,763,976	11,861,366	19,627,120
Net realized gain/(loss) on foreign currency related transactions	(11,903)	–	(1,528)
Net change in unrealized appreciation/(depreciation) on investments	(289,588,406)	(24,386,449)	(91,975,169)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	38,051	19	–
Net realized and unrealized gain/(loss)	(138,798,282)	(12,525,064)	(72,349,577)
Net Decrease in Net Assets Resulting From Operations	$(122,874,934)	$(14,237,825)	$(71,886,406)

12	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024
Operations:
Net investment income (loss)	$15,923,348	$29,347,079
Net realized gain/(loss)	150,752,073	192,913,651
Net change in unrealized appreciation/(depreciation)	(289,550,355)	906,848,312
Net increase (decrease) in net assets resulting from operations	(122,874,934)	1,129,109,042
Distributions to Shareholders
Class A	(123,706,804)	(31,254,265)
Class C	(5,847,864)	(890,764)
Class F	(2,968,082)	(910,693)
Class F3	(16,973,279)	(4,806,147)
Class I	(44,539,268)	(13,007,855)
Class P	(50,234)	(10,190)
Class R2	(49,862)	(13,395)
Class R3	(678,721)	(154,545)
Class R4	(280,837)	(89,718)
Class R5	(13,949)	(4,794)
Class R6	(961,946)	(261,539)
Total distribution to shareholders	(196,070,846)	(51,403,905)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	311,028,707	472,381,040
Reinvestment of distributions	187,582,978	49,101,000
Cost of shares reacquired	(383,319,610)	(811,677,636)
Net increase (decrease) in net assets resulting from capital share transactions	115,292,075	(290,195,596)
Net increase (decrease) in net assets	(203,653,705)	787,509,541
NET ASSETS:
Beginning of period	$4,417,827,505	$3,630,317,964
End of period	$4,214,173,800	$4,417,827,505

14	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (unaudited)	For the Year Ended November 30, 2024

$(1,712,761)	$(2,864,889)	$463,171	$905,380
11,861,366	69,571,904	19,625,592	38,687,862
(24,386,430)	117,564,306	(91,975,169)	79,891,461

(14,237,825)	184,271,321	(71,886,406)	119,484,703

–	–	(19,323,618)	(233,061)
–	–	(1,429,342)	(27,671)
–	–	(254,976)	(7,213)
–	–	(2,318,706)	(83,678)
–	–	(11,505,336)	(395,798)
–	–	(1,009,683)	–
–	–	(97,134)	–
–	–	(264,772)	–
–	–	(51,145)	(559)
–	–	(22,779)	(827)
–	–	(551,860)	(15,659)
–	–	(36,829,351)	(764,466)

101,988,893	64,633,138	18,870,940	24,381,927
–	–	35,266,909	736,504
(61,853,027)	(101,264,350)	(32,205,388)	(78,259,362)

40,135,866	(36,631,212)	21,932,461	(53,140,931)
25,898,041	147,640,109	(86,783,296)	65,579,306

$565,343,784	$417,703,675	$437,043,647	$371,464,341
$591,241,825	$565,343,784	$350,260,351	$437,043,647

See Notes to Financial Statements.	15

Financial Highlights (unaudited)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$24.79	$0.08	$(0.76)	$(0.68)	$(0.08)	$(1.02)	$(1.10)
11/30/2024	18.85	0.15	6.06	6.21	(0.16)	(0.11)	(0.27)
11/30/2023	18.54	0.15	1.14	1.29	(0.15)	(0.83)	(0.98)
11/30/2022	21.23	0.17	(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17	2.17	2.34	(0.20)	(0.70)	(0.90)
Class C
5/31/2025(c)	24.33	(0.01)	(0.74)	(0.75)	–	(1.02)	(1.02)
11/30/2024	18.52	(0.01)	5.94	5.93	(0.01)	(0.11)	(0.12)
11/30/2023	18.23	0.01	1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03	(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06	2.13	2.19	(0.08)	(0.70)	(0.78)
Class F
5/31/2025(c)	25.00	0.11	(0.77)	(0.66)	(0.10)	(1.02)	(1.12)
11/30/2024	18.99	0.20	6.11	6.31	(0.19)	(0.11)	(0.30)
11/30/2023	18.65	0.18	1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22	(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21	2.18	2.39	(0.23)	(0.70)	(0.93)
Class F3
5/31/2025(c)	25.34	0.12	(0.78)	(0.66)	(0.11)	(1.02)	(1.13)
11/30/2024	19.25	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.91	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24	(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
Class I
5/31/2025(c)	25.13	0.11	(0.77)	(0.66)	(0.11)	(1.02)	(1.13)
11/30/2024	19.10	0.21	6.14	6.35	(0.21)	(0.11)	(0.32)
11/30/2023	18.78	0.19	1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25	(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.20	2.41	(0.24)	(0.70)	(0.94)
Class P
5/31/2025(c)	24.98	0.06	(0.76)	(0.70)	(0.06)	(1.02)	(1.08)
11/30/2024	19.00	0.11	6.10	6.21	(0.12)	(0.11)	(0.23)
11/30/2023	18.68	0.11	1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14	(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14	2.18	2.32	(0.17)	(0.70)	(0.87)

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.01	(2.74	)(d)	0.89	(e)	0.89	(e)	0.70	(e)	$2,630,087	21	(d)
24.79	33.24		0.89		0.89		0.69		2,785,299	25
18.85	7.58		0.90		0.90		0.82		2,215,523	35
18.54	(5.30)		0.92		0.92		0.95		2,213,259	47
21.23	22.95		0.91		0.91		0.82		2,368,031	39
17.82	15.10		0.95		0.95		1.10		1,925,498	59

22.56	(3.11	)(d)	1.64	(e)	1.64	(e)	(0.06	)(e)	119,515	21	(d)
24.33	32.22		1.64		1.64		(0.06)		139,303	25
18.52	6.77		1.65		1.65		0.06		135,085	35
18.23	(6.00)		1.67		1.67		0.19		158,789	47
20.90	22.07		1.66		1.66		0.07		193,493	39
17.55	14.21		1.70		1.70		0.37		176,775	59

23.22	(2.65	)(d)	0.64	(e)	0.74	(e)	0.95	(e)	58,492	21	(d)
25.00	33.55		0.64		0.74		0.93		66,140	25
18.99	7.84		0.65		0.75		0.99		60,941	35
18.65	(5.05)		0.67		0.77		1.16		184,824	47
21.32	23.29		0.66		0.76		1.07		467,768	39
17.87	15.38		0.70		0.80		1.35		330,470	59

23.55	(2.60	)(d)	0.58	(e)	0.58	(e)	1.00	(e)	373,355	21	(d)
25.34	33.64		0.59		0.59		0.99		377,366	25
19.25	7.86		0.59		0.59		1.12		291,252	35
18.91	(4.95)		0.60		0.60		1.26		295,542	47
21.60	23.34		0.60		0.60		1.14		314,607	39
18.11	15.50		0.62		0.62		1.43		240,767	59

23.34	(2.62	)(d)	0.64	(e)	0.64	(e)	0.95	(e)	988,623	21	(d)
25.13	33.59		0.64		0.64		0.94		1,003,984	25
19.10	7.80		0.65		0.65		1.07		889,207	35
18.78	(5.04)		0.67		0.67		1.39		812,893	47
21.48	23.27		0.66		0.66		1.08		70,953	39
18.02	15.42		0.70		0.70		1.35		44,354	59

23.20	(2.86	)(d)	1.09	(e)	1.09	(e)	0.51	(e)	1,121	21	(d)
24.98	32.94		1.09		1.09		0.49		1,156	25
19.00	7.36		1.10		1.10		0.61		850	35
18.68	(5.46)		1.12		1.12		0.74		913	47
21.37	22.72		1.12		1.12		0.61		1,074	39
17.93	14.83		1.15		1.15		0.90		1,092	59

See Notes to Financial Statements.	17

Financial Highlights (unaudited)(concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2025(c)	$25.13	$0.04	$(0.77)	$(0.73)	$(0.04)	$(1.02)	$(1.06)
11/30/2024	19.11	0.07	6.15	6.22	(0.09)	(0.11)	(0.20)
11/30/2023	18.78	0.08	1.16	1.24	(0.08)	(0.83)	(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
Class R3
5/31/2025(c)	24.62	0.05	(0.76)	(0.71)	(0.05)	(1.02)	(1.07)
11/30/2024	18.72	0.09	6.03	6.12	(0.11)	(0.11)	(0.22)
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
Class R4
5/31/2025(c)	24.76	0.08	(0.76)	(0.68)	(0.08)	(1.02)	(1.10)
11/30/2024	18.83	0.15	6.05	6.20	(0.16)	(0.11)	(0.27)
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
Class R5
5/31/2025(c)	25.12	0.13	(0.79)	(0.66)	(0.11)	(1.02)	(1.13)
11/30/2024	19.10	0.20	6.14	6.34	(0.21)	(0.11)	(0.32)
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
Class R6
5/31/2025(c)	25.33	0.12	(0.78)	(0.66)	(0.11)	(1.02)	(1.13)
11/30/2024	19.24	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

18	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.34	(2.93	)(d)	1.24	(e)	1.24	(e)	0.35	(e)	$1,127	21	(d)
25.13	32.77		1.24		1.24		0.34		1,186	25
19.11	7.21		1.25		1.25		0.47		1,282	35
18.78	(5.64)		1.27		1.27		0.60		1,207	47
21.48	22.56		1.26		1.26		0.49		1,427	39
18.02	14.67		1.30		1.30		0.76		951	59

22.84	(2.89	)(d)	1.14	(e)	1.14	(e)	0.45	(e)	14,420	21	(d)
24.62	32.87		1.14		1.14		0.43		15,578	25
18.72	7.32		1.15		1.15		0.58		13,539	35
18.43	(5.53)		1.17		1.17		0.69		10,852	47
21.11	22.66		1.16		1.16		0.56		13,953	39
17.72	14.81		1.20		1.20		0.86		13,802	59

22.98	(2.75	)(d)	0.89	(e)	0.89	(e)	0.69	(e)	4,682	21	(d)
24.76	33.21		0.89		0.89		0.69		6,352	25
18.83	7.55		0.90		0.90		0.82		6,633	35
18.53	(5.30)		0.92		0.92		0.94		4,194	47
21.21	22.96		0.91		0.91		0.80		4,441	39
17.80	15.10		0.95		0.95		1.12		4,144	59

23.33	(2.62	)(d)	0.64	(e)	0.64	(e)	1.12	(e)	873	21	(d)
25.12	33.54		0.64		0.64		0.93		255	25
19.10	7.86		0.65		0.65		1.07		257	35
18.77	(5.09)		0.67		0.67		1.14		291	47
21.47	23.28		0.66		0.66		1.09		620	39
18.01	15.36		0.70		0.70		1.34		395	59

23.54	(2.60	)(d)	0.58	(e)	0.58	(e)	1.00	(e)	21,879	21	(d)
25.33	33.66		0.59		0.59		0.99		21,209	25
19.24	7.87		0.59		0.59		1.12		15,748	35
18.90	(5.00)		0.60		0.60		1.26		16,552	47
21.59	23.34		0.60		0.60		1.13		18,992	39
18.11	15.50		0.62		0.62		1.43		16,977	59

See Notes to Financial Statements.	19

Financial Highlights (unaudited)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2025(c)	$27.16	$(0.09)	$(0.82)	$(0.91)	$–	$26.25
11/30/2024	18.47	(0.14)	8.83	8.69	–	27.16
11/30/2023	18.95	(0.11)	(0.37)	(0.48)	–	18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
Class C
5/31/2025(c)	15.39	(0.10)	(0.47)	(0.57)	–	14.82
11/30/2024	10.55	(0.17)	5.01	4.84	–	15.39
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
Class F
5/31/2025(c)	29.17	(0.07)	(0.88)	(0.95)	–	28.22
11/30/2024	19.81	(0.12)	9.48	9.36	–	29.17
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
Class F3
5/31/2025(c)	33.93	(0.06)	(1.02)	(1.08)	–	32.85
11/30/2024	23.00	(0.09)	11.02	10.93	–	33.93
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
Class I
5/31/2025(c)	33.52	(0.07)	(1.01)	(1.08)	–	32.44
11/30/2024	22.73	(0.11)	10.90	10.79	–	33.52
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
Class P
5/31/2025(c)	25.70	(0.11)	(0.78)	(0.89)	–	24.81
11/30/2024	17.51	(0.18)	8.37	8.19	–	25.70
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01

20	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(3.35	)(d)	0.96	(e)	1.12	(e)	(0.71	)(e)	$376,682	54	(d)
46.97		0.96		1.15		(0.66)		408,014	117
(2.48)		0.96		1.16		(0.61)		307,288	149
(27.23)		1.05		1.19		(0.40)		356,219	118
12.09		1.06		1.17		(0.71)		531,845	68
35.75		1.10		1.19		(0.42)		492,772	50

(3.70	)(d)	1.71	(e)	1.87	(e)	(1.46	)(e)	7,368	54	(d)
45.88		1.71		1.90		(1.41)		8,454	117
(3.30)		1.71		1.91		(1.38)		7,907	149
(27.73)		1.80		1.94		(1.16)		15,434	118
11.24		1.81		1.92		(1.47)		25,235	68
34.73		1.85		1.94		(1.15)		26,782	50

(3.26	)(d)	0.81	(e)	0.97	(e)	(0.56	)(e)	4,617	54	(d)
47.17		0.81		1.00		(0.51)		4,872	117
(2.36)		0.81		1.01		(0.51)		3,825	149
(27.09)		0.90		1.04		(0.29)		16,775	118
12.22		0.91		1.02		(0.57)		48,943	68
35.95		0.94		1.04		(0.28)		42,530	50

(3.18	)(d)	0.62	(e)	0.77	(e)	(0.36	)(e)	87,836	54	(d)
47.46		0.63		0.79		(0.33)		75,989	117
(2.17)		0.63		0.78		(0.28)		47,318	149
(26.98)		0.71		0.85		(0.06)		48,091	118
12.44		0.73		0.84		(0.39)		59,660	68
36.18		0.77		0.86		(0.15)		26,711	50

(3.22	)(d)	0.71	(e)	0.87	(e)	(0.46	)(e)	87,191	54	(d)
47.34		0.71		0.90		(0.41)		38,336	117
(2.23)		0.71		0.90		(0.34)		28,362	149
(27.03)		0.81		0.94		(0.06)		14,742	118
12.35		0.81		0.92		(0.48)		217,472	68
36.08		0.86		0.94		(0.05)		193,878	50

(3.46	)(d)	1.16	(e)	1.32	(e)	(0.91	)(e)	3,129	54	(d)
46.69		1.16		1.35		(0.86)		3,485	117
(2.72)		1.16		1.36		(0.81)		2,754	149
(27.35)		1.25		1.39		(0.60)		2,643	118
11.86		1.26		1.37		(0.92)		3,657	68
35.51		1.30		1.39		(0.60)		3,432	50

See Notes to Financial Statements.	21

Financial Highlights (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R2
5/31/2025(c)	$24.44	$(0.12)	$(0.74)	$(0.86)	$–	$23.58
11/30/2024	16.68	(0.20)	7.96	7.76	–	24.44
11/30/2023	17.18	(0.16)	(0.34)	(0.50)	–	16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
Class R3
5/31/2025(c)	25.44	(0.11)	(0.77)	(0.88)	–	24.56
11/30/2024	17.34	(0.19)	8.29	8.10	–	25.44
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
Class R4
5/31/2025(c)	27.17	(0.09)	(0.82)	(0.91)	–	26.26
11/30/2024	18.47	(0.14)	8.84	8.70	–	27.17
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
Class R5
5/31/2025(c)	33.57	(0.07)	(1.02)	(1.09)	–	32.48
11/30/2024	22.76	(0.11)	10.92	10.81	–	33.57
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
Class R6
5/31/2025(c)	33.92	(0.06)	(1.02)	(1.08)	–	32.84
11/30/2024	22.99	(0.09)	11.02	10.93	–	33.92
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(3.52	)(d)	1.31	(e)	1.47	(e)	(1.06	)(e)	$431	54	(d)
46.43		1.31		1.50		(1.03)		439	117
(2.85)		1.31		1.51		(0.97)		683	149
(27.44)		1.40		1.54		(0.77)		858	118
11.68		1.41		1.52		(1.07)		1,257	68
35.26		1.45		1.54		(0.76)		987	50

(3.50	)(d)	1.21	(e)	1.37	(e)	(0.96	)(e)	11,544	54	(d)
46.63		1.21		1.40		(0.91)		11,994	117
(2.75)		1.21		1.41		(0.86)		9,340	149
(27.39)		1.30		1.44		(0.65)		10,319	118
11.79		1.31		1.42		(0.97)		15,075	68
35.43		1.35		1.44		(0.65)		16,868	50

(3.39	)(d)	0.96	(e)	1.12	(e)	(0.71	)(e)	1,530	54	(d)
47.02		0.96		1.15		(0.66)		2,323	117
(2.53)		0.96		1.16		(0.61)		1,695	149
(27.19)		1.04		1.19		(0.40)		2,038	118
12.08		1.06		1.17		(0.72)		2,643	68
35.75		1.09		1.19		(0.45)		1,948	50

(3.25	)(d)	0.71	(e)	0.83	(e)	(0.46	)(e)	14	54	(d)
47.43		0.71		0.87		(0.41)		15	117
(2.27)		0.71		0.90		(0.37)		47	149
(27.01)		0.80		0.94		(0.23)		65	118
12.34		0.81		0.92		(0.46)		194	68
36.09		0.85		0.94		(0.16)		100	50

(3.18	)(d)	0.62	(e)	0.77	(e)	(0.36	)(e)	10,900	54	(d)
47.48		0.63		0.79		(0.33)		11,424	117
(2.21)		0.63		0.78		(0.28)		8,484	149
(26.96)		0.71		0.85		(0.07)		9,216	118
12.44		0.74		0.84		(0.40)		12,593	68
36.20		0.78		0.86		(0.11)		11,488	50

See Notes to Financial Statements.	23

Financial Highlights (unaudited)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income			Net realized gain	Total distri- butions
Class A
5/31/2025(c)	$18.32	$0.01	$(2.88)	$(2.87)	$	(–	)(d)	$(1.69)	$(1.69)
11/30/2024	13.64	0.02	4.68	4.70		(0.02)		–	(0.02)
11/30/2023	13.57	0.04	0.51	0.55		(0.03)		(0.45)	(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)		(0.02)		(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81		(0.16)		–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)		(0.05)		(2.89)	(2.94)
Class C
5/31/2025(c)	3.83	(0.01)	(0.41)	(0.42)		(0.01)		(1.69)	(1.70)
11/30/2024	2.89	(0.02)	0.98	0.96		(0.02)		–	(0.02)
11/30/2023	3.29	(0.01)	0.09	0.08		(0.03)		(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)		–	(d)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34		(0.14)		–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)		(0.01)		(2.89)	(2.90)
Class F
5/31/2025(c)	18.61	0.02	(2.93)	(2.91)		(0.03)		(1.69)	(1.72)
11/30/2024	13.85	0.04	4.76	4.80		(0.04)		–	(0.04)
11/30/2023	13.77	0.06	0.51	0.57		(0.04)		(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)		(0.04)		(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87		(0.18)		–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)		(0.08)		(2.89)	(2.97)
Class F3
5/31/2025(c)	24.83	0.05	(3.99)	(3.94)		(0.04)		(1.69)	(1.73)
11/30/2024	18.46	0.09	6.34	6.43		(0.06)		–	(0.06)
11/30/2023	18.17	0.11	0.70	0.81		(0.07)		(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)		(0.07)		(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95		(0.19)		–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)		(0.10)		(2.89)	(2.99)
Class I
5/31/2025(c)	24.54	0.04	(3.94)	(3.90)		(0.04)		(1.69)	(1.73)
11/30/2024	18.25	0.08	6.26	6.34		(0.05)		–	(0.05)
11/30/2023	17.98	0.10	0.68	0.78		(0.06)		(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)		(0.06)		(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90		(0.19)		–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)		(0.10)		(2.89)	(2.99)
Class P
5/31/2025(c)	16.59	–	(2.59)	(2.59)		–		(1.69)	(1.69)
11/30/2024	12.36	(0.01)	4.24	4.23		–		–	–
11/30/2023	12.35	0.01	0.46	0.47		(0.01)		(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)		–	(d)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49		(0.13)		–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)		(0.02)		(2.89)	(2.91)

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.76	(16.90	)(e)	1.22	(f)	1.22	(f)	0.13	(f)	$162,991	37	(e)
18.32	34.47		1.21		1.21		0.11		210,245	42
13.64	4.41		1.19		1.19		0.29		178,084	34
13.57	(9.18)		1.22		1.23		0.31		191,440	54
17.62	27.48		1.17		1.17		0.27		235,845	78
13.97	(4.40)		1.19		1.19		0.87		200,419	72

1.71	(17.18	)(e)	1.97	(f)	1.97	(f)	(0.63	)(f)	2,183	37	(e)
3.83	33.45		1.96		1.96		(0.65)		3,326	42
2.89	3.85		1.94		1.94		(0.46)		3,635	34
3.29	(10.03)		1.98		1.99		(0.45)		4,974	54
6.32	26.62		1.92		1.92		(0.54)		7,246	78
5.12	(5.22)		1.94		1.94		0.13		5,484	72

13.98	(16.90	)(e)	1.07	(f)	1.07	(f)	0.28	(f)	2,190	37	(e)
18.61	34.69		1.06		1.06		0.26		2,769	42
13.85	4.53		1.05		1.05		0.42		2,732	34
13.77	(8.99)		1.08		1.08		0.39		5,667	54
17.83	27.63		1.02		1.02		0.31		15,604	78
14.14	(4.24)		1.04		1.04		1.03		9,219	72

19.16	(16.79	)(e)	0.89	(f)	0.89	(f)	0.47	(f)	26,755	37	(e)
24.83	34.88		0.88		0.88		0.44		33,175	42
18.46	4.75		0.88		0.88		0.60		28,053	34
18.17	(8.85)		0.88		0.88		0.67		27,967	54
22.66	27.89		0.84		0.84		0.60		30,482	78
17.90	(4.09)		0.86		0.86		1.18		25,733	72

18.91	(16.83	)(e)	0.97	(f)	0.97	(f)	0.39	(f)	138,170	37	(e)
24.54	34.82		0.96		0.96		0.36		164,679	42
18.25	4.66		0.94		0.94		0.54		138,027	34
17.98	(8.95)		0.97		0.97		0.42		157,173	54
22.47	27.81		0.92		0.92		0.53		372,878	78
17.76	(4.18)		0.94		0.94		1.12		332,301	72

12.31	(17.00	)(e)	1.42	(f)	1.42	(f)	(0.07	)(f)	7,752	37	(e)
16.59	34.22		1.41		1.41		(0.09)		10,507	42
12.36	4.16		1.39		1.39		0.09		11,877	34
12.35	(9.33)		1.42		1.43		0.11		12,171	54
16.28	27.22		1.37		1.37		0.09		14,393	78
12.92	(4.63)		1.39		1.39		0.67		14,958	72

See Notes to Financial Statements.	25

Financial Highlights (unaudited)(concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class R2
5/31/2025(c)	$16.15	$(0.01)	$(2.52)	$(2.53)	$–		$(1.69)	$(1.69)
11/30/2024	12.05	(0.03)	4.13	4.10	–		–	–
11/30/2023	12.06	(0.01)	0.45	0.44	–		(0.45)	(0.45)
11/30/2022	15.98	– (d)	(1.25)	(1.25)	–	(d)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)	3.41	3.40	(0.11)		–	(0.11)
11/30/2020	16.14	0.06	(0.62)	(0.56)	–		(2.89)	(2.89)
Class R3
5/31/2025(c)	16.69	(0.01)	(2.61)	(2.62)	–		(1.69)	(1.69)
11/30/2024	12.44	(0.02)	4.27	4.25	–		–	–
11/30/2023	12.42	0.01	0.46	0.47	–		(0.45)	(0.45)
11/30/2022	16.37	– (d)	(1.28)	(1.28)	–	(d)	(2.67)	(2.67)
11/30/2021	12.99	– (d)	3.50	3.50	(0.12)		–	(0.12)
11/30/2020	16.46	0.07	(0.63)	(0.56)	(0.02)		(2.89)	(2.91)
Class R4
5/31/2025(c)	18.38	0.01	(2.90)	(2.89)	(–	)(d)	(1.69)	(1.69)
11/30/2024	13.68	0.02	4.70	4.72	(0.02)		–	(0.02)
11/30/2023	13.61	0.04	0.50	0.54	(0.02)		(0.45)	(0.47)
11/30/2022	17.66	0.01	(1.37)	(1.36)	(0.02)		(2.67)	(2.69)
11/30/2021	14.00	0.05	3.77	3.82	(0.16)		–	(0.16)
11/30/2020	17.49	0.11	(0.69)	(0.58)	(0.02)		(2.89)	(2.91)
Class R5
5/31/2025(c)	24.58	0.04	(3.95)	(3.91)	(0.04)		(1.69)	(1.73)
11/30/2024	18.28	0.08	6.27	6.35	(0.05)		–	(0.05)
11/30/2023	18.01	0.10	0.68	0.78	(0.06)		(0.45)	(0.51)
11/30/2022	22.50	0.10	(1.86)	(1.76)	(0.06)		(2.67)	(2.73)
11/30/2021	17.78	0.07	4.84	4.91	(0.19)		–	(0.19)
11/30/2020	21.47	0.18	(0.88)	(0.70)	(0.10)		(2.89)	(2.99)
Class R6
5/31/2025(c)	24.82	0.05	(3.98)	(3.93)	(0.05)		(1.69)	(1.74)
11/30/2024	18.45	0.10	6.33	6.43	(0.06)		–	(0.06)
11/30/2023	18.17	0.11	0.69	0.80	(0.07)		(0.45)	(0.52)
11/30/2022	22.65	0.12	(1.86)	(1.74)	(0.07)		(2.67)	(2.74)
11/30/2021	17.89	0.13	4.82	4.95	(0.19)		–	(0.19)
11/30/2020	21.57	0.18	(0.87)	(0.69)	(0.10)		(2.89)	(2.99)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Annualized.

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.93	(17.11	)(e)	1.57	(f)	1.57	(f)	(0.21	)(f)	$800	37	(e)
16.15	34.02		1.56		1.56		(0.23)		943	42
12.05	4.02		1.54		1.54		(0.06)		520	34
12.06	(9.46)		1.58		1.58		(0.02)		521	54
15.98	27.00		1.52		1.52		(0.08)		607	78
12.69	(4.74)		1.54		1.54		0.52		441	72

12.38	(17.09	)(e)	1.47	(f)	1.47	(f)	(0.12	)(f)	2,635	37	(e)
16.69	34.16		1.46		1.46		(0.12)		2,578	42
12.44	4.15		1.44		1.44		0.05		2,816	34
12.42	(9.41)		1.48		1.48		0.03		2,663	54
16.37	27.18		1.42		1.42		0.02		4,829	78
12.99	(4.67)		1.44		1.44		0.62		4,354	72

13.80	(16.95	)(e)	1.22	(f)	1.22	(f)	0.14	(f)	473	37	(e)
18.38	34.53		1.21		1.21		0.12		599	42
13.68	4.37		1.19		1.19		0.28		398	34
13.61	(9.14)		1.21		1.22		0.07		458	54
17.66	27.51		1.17		1.17		0.27		1,564	78
14.00	(4.43)		1.19		1.19		0.84		1,218	72

18.94	(16.84	)(e)	0.97	(f)	0.97	(f)	0.38	(f)	267	37	(e)
24.58	34.82		0.96		0.96		0.37		328	42
18.28	4.66		0.94		0.94		0.54		284	34
18.01	(8.93)		0.97		0.98		0.56		283	54
22.50	27.83		0.92		0.92		0.33		326	78
17.78	(4.17)		0.94		0.94		1.15		26	72

19.15	(16.80	)(e)	0.89	(f)	0.89	(f)	0.47	(f)	6,044	37	(e)
24.82	34.89		0.88		0.88		0.46		7,893	42
18.45	4.70		0.88		0.88		0.60		5,039	34
18.17	(8.81)		0.88		0.88		0.64		5,470	54
22.65	27.91		0.84		0.84		0.60		8,311	78
17.89	(4.10)		0.86		0.86		1.18		7,798	72

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2025: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio

Notes to Financial Statements (unaudited)(continued)

managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting

Notes to Financial Statements (unaudited)(continued)

entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns.

Notes to Financial Statements (unaudited)(continued)

No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

The Funds’ repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identifed-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund
First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.49%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2025:

Fund	Fund Administration Fee
Dividend Growth Fund	$19,749
Growth Opportunities Fund	3,738
Small Cap Value Fund	3,925

For the six months ended May 31, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective April 1, 2025		Prior to April 1, 2025
	Classes		Classes
Fund	A, C, F, I, P, R2, R3, R4, and R5	F3 and R6	A, C, F, I, P, R2, R3, R4, and R5	F3 and R6
Growth Opportunities Fund	.71%	.59%	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2025 and continuing through March 31, 2026, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$154,862	$1,030,309
Growth Opportunities Fund	23,356	145,336
Small Cap Value Fund	7,698	42,896

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2025:

	Class A	Class C
Dividend Growth Fund	$24,302	$3,300
Growth Opportunities Fund	222	61
Small Cap Value Fund	745	32

Other Related Parties

As of May 31, 2025, the percentages of the outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	25.17%
Multi-Asset Balanced Opportunity Fund	6.29%	–
Multi-Asset Income Fund	1.40%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$19,309,463	$176,761,383	$–	$196,070,846
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	421,941	36,407,410	–	36,829,351

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended November 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$30,815,822	$20,588,083	$–	$51,403,905
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	764,466	–	–	764,466

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Growth Opportunities Fund	$(14,664,659)	$ –	$(14,664,659)

As of May 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities and net operating loss.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,770,402,716	$1,475,887,558	$(35,306,623)	$1,440,580,935
Growth Opportunities Fund	416,747,594	184,204,969	(9,364,957)	174,840,012
Small Cap Value Fund	327,293,433	52,912,112	(29,643,238)	23,268,874

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended May 31, 2025 were as follows:

	Purchases	Sales
Dividend Growth Fund	$852,156,701	$916,618,032
Growth Opportunities Fund	306,056,587	282,468,035
Small Cap Value Fund	136,814,696	151,976,238

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2025.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2025, the Funds did not engage in cross trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent

Notes to Financial Statements (unaudited)(continued)

Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended May 31, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the six months ended May 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2025, the Funds did not have any securities on loan.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts, foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and from other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of each Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,130,636	$116,556,684	7,942,418	$171,733,225
Reinvestment of distributions	5,199,135	120,250,681	1,479,396	30,359,890
Shares reacquired	(8,371,617)	(188,980,102)	(14,594,700)	(315,825,501)
Increase (decrease)	1,958,154	$47,827,263	(5,172,886)	$(113,732,386)
Class C Shares
Shares sold	545,036	$12,105,721	810,475	$17,202,574
Reinvestment of distributions	241,303	5,484,815	43,700	835,362
Shares reacquired	(1,213,531)	(26,896,559)	(2,423,642)	(52,051,079)
Decrease	(427,192)	$(9,306,023)	(1,569,467)	$(34,013,143)
Class F Shares
Shares sold	214,667	$4,951,739	253,072	$5,633,494
Reinvestment of distributions	124,126	2,895,705	42,890	888,362
Shares reacquired	(465,737)	(10,620,862)	(859,901)	(18,795,480)
Decrease	(126,944)	$(2,773,418)	(563,939)	$(12,273,624)
Class F3 Shares
Shares sold	1,891,904	$43,856,341	2,826,669	$63,260,986
Reinvestment of distributions	717,595	16,970,720	227,348	4,805,653
Shares reacquired	(1,646,981)	(38,193,363)	(3,292,029)	(73,011,380)
Increase (decrease)	962,518	$22,633,698	(238,012)	$(4,944,741)
Class I Shares
Shares sold	5,448,034	$125,474,577	9,137,188	$207,549,524
Reinvestment of distributions	1,736,739	40,708,101	570,112	11,900,964
Shares reacquired	(4,774,550)	(110,848,749)	(16,304,246)	(340,478,791)
Increase (decrease)	2,410,223	$55,333,929	(6,596,946)	$(121,028,303)
Class P Shares
Shares sold	10,680	$238,074	5,455	$120,984
Reinvestment of distributions	2,153	50,234	496	10,189
Shares reacquired	(10,792)	(244,417)	(4,398)	(95,200)
Increase	2,041	$43,891	1,553	$35,973
Class R2 Shares
Shares sold	1,167	$26,797	5,918	$129,094
Reinvestment of distributions	2,123	49,862	654	13,395
Shares reacquired	(2,204)	(49,709)	(26,467)	(626,142)
Increase (decrease)	1,086	$26,950	(19,895)	$(483,653)
Class R3 Shares
Shares sold	32,472	$740,337	91,639	$1,955,074
Reinvestment of distributions	29,537	678,720	7,673	154,544
Shares reacquired	(63,522)	(1,452,473)	(189,594)	(4,057,183)
Decrease	(1,513)	$(33,416)	(90,282)	$(1,947,565)

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	20,936	$474,654	53,840	$1,174,842
Reinvestment of distributions	7,716	178,292	2,120	43,425
Shares reacquired	(81,409)	(1,865,214)	(151,770)	(3,371,577)
Decrease	(52,757)	$(1,212,268)	(95,810)	$(2,153,310)
Class R5 Shares
Shares sold	49,901	$1,185,813	4,869	$98,377
Reinvestment of distributions	600	13,949	229	4,794
Shares reacquired	(23,243)	(529,662)	(8,421)	(188,892)
Increase (decrease)	27,258	$670,100	(3,323)	$(85,721)
Class R6 Shares
Shares sold	234,904	$5,417,970	161,924	$3,522,866
Reinvestment of distributions	12,765	301,899	3,995	84,422
Shares reacquired	(155,485)	(3,638,500)	(146,994)	(3,176,411)
Increase	92,184	$2,081,369	18,925	$430,877

Growth Opportunities Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	623,375	$15,538,994	983,798	$21,459,523
Shares reacquired	(1,296,226)	(31,850,664)	(2,600,434)	(56,158,599)
Decrease	(672,851)	$(16,311,670)	(1,616,636)	$(34,699,076)
Class C Shares
Shares sold	44,027	$640,097	68,934	$848,093
Shares reacquired	(96,094)	(1,324,091)	(269,483)	(3,278,205)
Decrease	(52,067)	$(683,994)	(200,549)	$(2,430,112)
Class F Shares
Shares sold	3,160	$90,474	7,423	$201,336
Shares reacquired	(6,555)	(168,170)	(33,559)	(769,009)
Decrease	(3,395)	$(77,696)	(26,136)	$(567,673)
Class F3 Shares
Shares sold	848,675	$26,489,993	867,561	$23,625,680
Shares reacquired	(414,428)	(12,557,898)	(685,773)	(18,475,627)
Increase	434,247	$13,932,095	181,788	$5,150,053
Class I Shares
Shares sold	1,954,851	$56,397,722	546,998	$15,698,864
Shares reacquired	(410,562)	(12,061,732)	(650,875)	(16,560,352)
Increase (decrease)	1,544,289	$44,335,990	(103,877)	$(861,488)
Class P Shares
Shares sold	10,169	$222,183	14,513	$288,434
Shares reacquired	(19,674)	(489,638)	(36,192)	(715,133)
Decrease	(9,505)	$(267,455)	(21,679)	$(426,699)

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	2,250	$49,565	13,568	$257,793
Shares reacquired	(1,916)	(42,147)	(36,606)	(691,081)
Increase (decrease)	334	$7,418	(23,038)	$(433,288)
Class R3 Shares
Shares sold	33,199	$784,969	51,947	$1,043,711
Shares reacquired	(34,545)	(806,038)	(119,101)	(2,367,818)
Decrease	(1,346)	$(21,069)	(67,154)	$(1,324,107)
Class R4 Shares
Shares sold	5,991	$153,620	13,930	$300,035
Shares reacquired	(33,265)	(868,040)	(20,189)	(426,196)
Decrease	(27,274)	$(714,420)	(6,259)	$(126,161)
Class R5 Shares
Shares sold	–	$–	442	$10,074
Shares reacquired	–	–	(2,076)	(48,286)
Decrease	–	$–	(1,634)	$(38,212)
Class R6 Shares
Shares sold	50,502	$1,621,276	34,328	$899,595
Shares reacquired	(55,379)	(1,684,609)	(66,600)	(1,774,044)
Decrease	(4,877)	$(63,333)	(32,272)	$(874,449)

Small Cap Value Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	453,612	$6,722,928	595,730	$9,324,885
Reinvestment of distributions	1,150,743	18,273,804	14,747	220,475
Shares reacquired	(1,228,779)	(18,147,659)	(2,190,814)	(34,276,509)
Increase (decrease)	375,576	$6,849,073	(1,580,337)	$(24,731,149)
Class C Shares
Shares sold	77,038	$144,673	63,752	$206,901
Reinvestment of distributions	721,890	1,429,342	8,797	27,622
Shares reacquired	(389,178)	(762,306)	(462,342)	(1,509,068)
Increase (decrease)	409,750	$811,709	(389,793)	$(1,274,545)
Class F Shares
Shares sold	11,528	$177,213	13,768	$228,049
Reinvestment of distributions	12,040	194,213	370	5,614
Shares reacquired	(15,717)	(229,649)	(62,635)	(991,728)
Increase (decrease)	7,851	$141,777	(48,497)	$(758,065)
Class F3 Shares
Shares sold	124,804	$2,528,105	161,127	$3,419,810
Reinvestment of distributions	104,961	2,318,586	4,145	83,678
Shares reacquired	(169,293)	(3,428,199)	(349,387)	(7,440,485)
Increase (decrease)	60,472	$1,418,492	(184,115)	$(3,936,997)

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	378,806	$7,010,731	326,323	$7,000,912
Reinvestment of distributions	526,132	11,474,945	19,767	394,751
Shares reacquired	(308,272)	(6,568,163)	(1,198,240)	(25,350,959)
Increase (decrease)	596,666	$11,917,513	(852,150)	$(17,955,296)
Class P Shares
Shares sold	34,119	$427,884	84,990	$1,225,300
Reinvestment of distributions	71,002	1,009,651	–	–
Shares reacquired	(108,583)	(1,550,290)	(412,402)	(5,773,513)
Decrease	(3,462)	$(112,755)	(327,412)	$(4,548,213)
Class R2 Shares
Shares sold	10,488	$128,258	26,290	$361,896
Reinvestment of distributions	7,039	97,134	–	–
Shares reacquired	(8,909)	(113,218)	(10,993)	(147,827)
Increase	8,618	$112,174	15,297	$214,069
Class R3 Shares
Shares sold	103,204	$1,267,072	48,130	$759,817
Reinvestment of distributions	18,503	264,772	–	–
Shares reacquired	(63,422)	(772,662)	(119,982)	(1,773,890)
Increase (decrease)	58,285	$759,182	(71,852)	$(1,014,073)
Class R4 Shares
Shares sold	4,241	$59,947	4,848	$75,731
Reinvestment of distributions	2,441	38,885	29	429
Shares reacquired	(4,995)	(79,082)	(1,395)	(21,586)
Increase	1,687	$19,750	3,482	$54,574
Class R5 Shares
Shares sold	83	$1,500	221	$4,526
Reinvestment of distributions	1,043	22,779	41	827
Shares reacquired	(364)	(7,789)	(2,418)	(52,504)
Increase (decrease)	762	$16,490	(2,156)	$(47,151)
Class R6 Shares
Shares sold	18,714	$402,629	87,297	$1,774,100
Reinvestment of distributions	6,467	142,798	154	3,108
Shares reacquired	(27,580)	(546,371)	(42,616)	(921,293)
Increase (decrease)	(2,399)	$(944)	44,835	$855,915

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Research Fund

(Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small Cap Value Fund)

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. With respect to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period but below the median of the performance peer group for the three-, five- and ten-year periods. With respect to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three- and five-year periods, but below the median of the performance peer group for the ten-year period. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. Additionally, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Dividend Growth Fund, Growth Opportunities Fund and Small Cap Value Fund, the Board observed that the net total expense ratio and the actual management fee of each Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Dividend Growth Fund and Growth Opportunities Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2) Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 29, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: July 29, 2025